BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - New Accounting Pronouncements or Change in Accounting Principle (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Feb. 25, 2017	Feb. 24, 2019	Jun. 16, 2018	Feb. 27, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 5,836.1
Lease liabilities	5,980.2
Selling and administrative expenses	12,548.4	$ 12,500.7	$ 16,272.3	$ 16,208.7		$ 16,072.1
Other income, net	(21.9)	(88.3)	(104.4)	(9.2)		(44.3)
Net cash used in investing activities	(25.4)	(360.6)	(86.8)	(469.0)		(1,079.6)
Net increase (decrease) in cash and cash equivalents and restricted cash	(551.1)	(194.7)	286.9	(548.3)		636.1
Cash and cash equivalents	406.4		926.1	670.3	$ 1,219.2	1,219.2
Restricted cash	10.2		41.6	10.5	9.9	9.9
Cash and cash equivalents and restricted cash	$ 416.6	$ 486.1	$ 967.7	680.8	1,229.1	1,229.1			$ 593.0
ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling and administrative expenses				51.7		32.9
Other income, net				51.7		32.9
ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in investing activities				(0.6)		$ 3.4
Net increase (decrease) in cash and cash equivalents and restricted cash				$ 0.6	$ (3.4)
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets							$ 5,300.0
Lease liabilities							5,400.0
Cumulative effect adjustment							776.0
Adoption of new accounting standards, net of tax							574.6
ASU 2016-02, Deferred Gains On Sale-Leaseback
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment							865.8
ASU 2016-02, Impairment Loss
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment							(87.3)
ASU 2016-02, Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment							(17.2)
ASU 2016-02, Liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment							(14.7)
ASU 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of new accounting standards, net of tax							$ 16.6
(Accumulated deficit) / Retained earnings | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of new accounting standards, net of tax								$ 5.8